Term loans	12 Months Ended
Dec. 31, 2021
Term loans
Term loans
20.	Term loans

				Canada		2019 SR&ED	2018 SR&ED
		Other Term	Other Term	Emergency Business	Other Term	Tax Credit	Tax Credit
	EDC Loan¹	Loans²	Loans³	Account Loan[4]	Loans[5]	loan[6]	loan[7]	Total
	$	$	$	$	$	$	$	$
Balance, December 31, 2019	—	—	—	—	110,933	185,331	199,736	496,000
Addition	157,058	38,861	—	—	—	—	—	195,919
Financing costs	(83,119)	—	—	—	—	—	—	(83,119)
Accretion	1,861	—	—	—	4,267	40,902	14,264	61,294
Payments	—	(1,954)	—	—	(115,200)	(226,233)	(214,000)	(557,387)
Balance, December 31, 2020	75,800	36,907	—	—	—	—	—	112,707
Assumed through business combination		—	36,520	50,000	—	—	—	86,520
Accretion	12,185		—	—	—	—	—	12,185
Payments	—	(12,207)	(8,300)	—	—	—	—	(20,507)
Balance, December 31, 2021	87,985	24,700	28,220	50,000	—	—	—	190,905
Less current portion	—	(13,084)	(19,920)	(50,000)	—	—	—	(83,004)
Balance, December 31, 2021	87,985	11,616	8,300	—	—	—	—	107,901

[1] maturing in 2027, non-interest bearing, payable in equal instalments from July 2023 to June 2027

² maturing October 23, 2023 bearing interest at a rate of 6.95% per annum, payable in monthly instalments of $1,200 secured by automobile (carrying amount of $23,749 as at December 31, 2021)

[3]maturing in May 2023, payable in monthly instalments of $1,660, bearing interest at 7.45%

[4] loan bearing no interest and no minimum repayment, if repaid by December 2023

[5] bore interest at 8% per annum, repaid July 2020.

[6] bore interest at 16.68%, repaid July 2020.

[7] bore interest at 16.68%, repaid May 2020.

20.	Term loans (continued)

EDC Loan

On March 5, 2020, the Company entered into a repayable contribution agreement up to $450,000 under the Regional Economic Growth through Innovation program from the Economic Development Agency of Canada (“EDC”). The contribution is repayable in 60 equal monthly instalments due and payable 24 months following the completion of the project. During the year ended December 31, 2020, the Company received contributions totaling $157,058. The loan was discounted using the effective interest method. The effective interest rate on the loan is 15%.

Canada Emergency Business Account ("CEBA") Loan

The Company's subsidiary participated in the CEBA program whereby it obtained an interest free and partially forgivable loan. The loan bears no interest and no minimum repayment terms, and one third of the loan amount is forgiven if repaid by December 31, 2022. The unpaid balance, if any, at December 31, 2022 would be converted to a 24 month term loan bearing interest at 5% and be reimbursed entirely by December 31, 2024. In January 2022 the Government of Canada amended the program and the repayment date has been extended by 1 year, until December 31, 2023.